Employee Benefit Plan - Schedule of Components of Retirement Benefits Included in AOCI, Excluding Tax Effects (Details) - USD ($)	Sep. 30, 2025	Dec. 31, 2024	Sep. 30, 2024	Dec. 31, 2023
Schedule of Components of Retirement Benefits Included in AOCI, Excluding Tax Effects [Abstract]
Net actuarial loss / (gain)	$ 20,366	$ 14,226	$ (9,860)	$ 7,009
Amount recognized in AOCI, excluding tax effects	$ 20,366	$ 14,226	$ (9,860)	$ 7,009